Financial Risk Management (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 57,348	₨ 53,888	₨ 47,108
Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	326	487
6% Compulsorily Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,000	6,260	7,156
8.95% Non-Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,500	2,500
6% Non-Cumulative Compulsorily Convertible Preference Shares [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			500
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,902	3,810	3,043
Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			1,612
Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	25,094	20,925	18,794
Supplier finance arrangements [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,011	4,106
Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,999	5,689	3,564
Other financial liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,387	2,220
Trade payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,455	8,052
Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			11,952
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	29,418	25,079	22,075
Not later than one year [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	326	531
Not later than one year [Member] | 6% Compulsorily Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	240	600	528
Not later than one year [Member] | 8.95% Non-Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	224	224
Not later than one year [Member] | 6% Non-Cumulative Compulsorily Convertible Preference Shares [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			30
Not later than one year [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	805	689	588
Not later than one year [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			1,594
Not later than one year [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	11,963	7,192	5,557
Not later than one year [Member] | Supplier finance arrangements [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,067	4,159
Not later than one year [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,313	1,653	1,295
Not later than one year [Member] | Other financial liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,351	2,184
Not later than one year [Member] | Trade payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,455	8,052
Not later than one year [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			11,952
Later than one year and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	12,177	13,173	12,514
Later than one year and not later than three years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than one year and not later than three years [Member] | 6% Compulsorily Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	480	1,200	1,584
Later than one year and not later than three years [Member] | 8.95% Non-Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	448	448
Later than one year and not later than three years [Member] | 6% Non-Cumulative Compulsorily Convertible Preference Shares [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			30
Later than one year and not later than three years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,527	1,336	774
Later than one year and not later than three years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			18
Later than one year and not later than three years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,006	8,020	7,922
Later than one year and not later than three years [Member] | Supplier finance arrangements [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0
Later than one year and not later than three years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,716	2,169	2,186
Later than one year and not later than three years [Member] | Other financial liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [Member] | Trade payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			0
Later than three years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,533	10,105	7,893
Later than three years and not later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member] | 6% Compulsorily Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	480	1,200	1,056
Later than three years and not later than five years [Member] | 8.95% Non-Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	686	448
Later than three years and not later than five years [Member] | 6% Non-Cumulative Compulsorily Convertible Preference Shares [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			30
Later than three years and not later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	791	1,043	531
Later than three years and not later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			0
Later than three years and not later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,886	6,366	5,536
Later than three years and not later than five years [Member] | Supplier finance arrangements [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,690	1,048	740
Later than three years and not later than five years [Member] | Other financial liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Trade payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			0
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	23,524	27,045	15,690
Later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member] | 6% Compulsorily Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	121	5,439	5,464
Later than five years [Member] | 8.95% Non-Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,156	4,626
Later than five years [Member] | 6% Non-Cumulative Compulsorily Convertible Preference Shares [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			30
Later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,729	7,473	6,696
Later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			0
Later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,069	6,046	3,500
Later than five years [Member] | Supplier finance arrangements [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,413	3,425	0
Later than five years [Member] | Other financial liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Trade payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	73,652	75,402	58,172
Contractual Cash Flows [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	326	531
Contractual Cash Flows [Member] | 6% Compulsorily Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,321	8,439	8,632
Contractual Cash Flows [Member] | 8.95% Non-Convertible Debentures [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,514	5,746
Contractual Cash Flows [Member] | 6% Non-Cumulative Compulsorily Convertible Preference Shares [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			120
Contractual Cash Flows [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	10,852	10,541	8,589
Contractual Cash Flows [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			1,612
Contractual Cash Flows [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,924	27,624	22,515
Contractual Cash Flows [Member] | Supplier finance arrangements [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,067	4,159
Contractual Cash Flows [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	11,132	8,295	4,221
Contractual Cash Flows [Member] | Other financial liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,387	2,220
Contractual Cash Flows [Member] | Trade payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 7,455	₨ 8,052
Contractual Cash Flows [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows			₨ 11,952